Investments	12 Months Ended
Dec. 31, 2011
Investments, Debt and Equity Securities [Abstract]
Investments
Investments

The period-end cost or amortized cost, gross unrealized gains and losses, and fair value of fixed-maturity and equity securities follow:

	December 31, 2011
	Cost or amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
	(In thousands)
Securities available for sale, carried at fair value:
Fixed-maturity securities:
U.S. government and agencies	$10,050	$935	$—	$10,985
Foreign government	97,206	14,818	(179)	111,845
States and political subdivisions	28,264	2,671	—	30,935
Corporates (1)	1,250,702	111,346	(7,847)	1,354,201
Mortgage- and asset-backed securities	425,137	29,398	(3,345)	451,190
Total fixed-maturity securities	1,811,359	159,168	(11,371)	1,959,156
Equity securities	21,329	5,689	(306)	26,712
Total fixed-maturity and equity securities	$1,832,688	$164,857	$(11,677)	$1,985,868
____________________

(1)	Includes $2.6 million of other-than-temporary impairment losses recognized in AOCI.

	December 31, 2010
	Cost or amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
	(In thousands)
Securities available for sale, carried at fair value:
Fixed-maturity securities:
U.S. government and agencies	$21,596	$667	$(61)	$22,202
Foreign government	81,367	13,182	(8)	94,541
States and political subdivisions	26,758	754	(293)	27,219
Corporates (1)	1,276,906	112,821	(3,806)	1,385,921
Mortgage- and asset-backed securities	523,130	31,366	(3,018)	551,478
Total fixed-maturity securities	1,929,757	158,790	(7,186)	2,081,361
Equity securities	17,394	5,826	(7)	23,213
Total fixed-maturity and equity securities	$1,947,151	$164,616	$(7,193)	$2,104,574
____________________

(1)	Includes $3.5 million of other-than-temporary impairment losses recognized in AOCI.
In November 2011, we repurchased approximately $200.0 million of our common stock from Citi and funded the repurchase with the proceeds from a dividend paid by Primerica Life. The dividend from Primerica Life to the Parent Company was funded via sales of investments and available cash. The decrease in invested assets as of December 31, 2011 was primarily the result of securities sold to fund the dividend.
The net effect on stockholders’ equity of unrealized gains and losses on available-for-sale securities was as follows:

	December 31,
	2011	2010
	(In thousands)
Net unrealized investment gains including foreign currency translation adjustment and other-than-temporary impairments:
Fixed-maturity and equity securities	$153,180	$157,423
Currency swaps	96	1,059
Less foreign currency translation adjustment	(6,481)	(9,600)
Other-than-temporary impairments	2,562	3,500
Net unrealized investment gains excluding foreign currency translation adjustment and other-than-temporary impairments	149,357	152,382
Less deferred income taxes	52,275	54,060
Net unrealized investment gains excluding foreign currency translation adjustment and other-than-temporary impairments, net of tax	$97,082	$98,322
We also maintain a portfolio of fixed-maturity securities that are classified as trading securities. The carrying value of these securities was as follows:

	December 31,
	2011	2010
	(In thousands)
Fixed-maturity securities classified as trading, carried at fair value	$9,640	$22,767
During 2011, we transferred approximately $8.9 million of securities from the trading portfolio to the available-for-sale portfolio. Because the securities were transferred at fair value, no gain or loss was recognized.
All of our available-for-sale mortgage- and asset-backed securities represent variable interests in variable interest entities (VIEs). We are not the primary beneficiary of these VIEs, because we do not have the power to direct the activities that most significantly impact the entities’ economic performance. The maximum exposure to loss as a result of our involvement in these VIEs equals the carrying value of the securities.
As required by law, the Company has investments on deposit with governmental authorities and banks for the protection of policyholders. The fair values of investments on deposit were as follows:

	December 31,
	2011	2010
	(In thousands)
Fair value of investments on deposit with governmental authorities	$19,100	$18,984
We participate in securities lending transactions with broker-dealers and other financial institutions to increase investment income with minimal risk. Cash collateral received and reinvested was as follows:

	December 31,
	2011	2010
	(In thousands)
Securities lending collateral	$149,358	$181,726
The scheduled maturity distribution of the available-for-sale fixed-maturity portfolio follows.

	December 31, 2011
	Amortized cost	Fair value
	(In thousands)
Due in one year or less	$129,440	$132,660
Due after one year through five years	622,321	663,968
Due after five years through 10 years	583,762	653,078
Due after 10 years	50,699	58,260
	1,386,222	1,507,966
Mortgage- and asset-backed securities	425,137	451,190
Total fixed-maturity securities	$1,811,359	$1,959,156
Expected maturities may differ from scheduled contractual maturities because issuers of securities may have the right to call or prepay obligations with or without call or prepayment penalties.
Investment Income. On March 31, 2010, we transferred a significant portion of our invested asset portfolio to the Citi reinsurers in connection with our corporate reorganization. As such, comparisons of net investment income to prior years will reflect the effects of these transfers and result in significant variances. The components of net investment income were as follows:

	Year ended December 31,
	2011	2010	2009
	(In thousands)
Fixed-maturity securities	$109,907	$168,051	$352,753
Equity securities	717	1,822	6,923
Policy loans and other invested assets	1,414	1,403	1,549
Cash and cash equivalents	307	562	2,887
Market return on deposit asset underlying 10% reinsurance agreement	2,020	1,471	299
Gross investment income	114,365	173,309	364,411
Investment expenses	5,764	8,198	13,085
Net investment income	$108,601	$165,111	$351,326
The components of net realized investment gains (losses) as well as details on gross realized investment gains and losses and proceeds from sales or other redemptions were as follows:

	Year ended December 31,
	2011	2010	2009
	(In thousands)
Gross realized investment gains (losses):
Gains from sales	$8,382	$47,925	$42,983
Losses from sales	(441)	(2,257)	(3,518)
Other-than-temporary impairment losses	(2,015)	(12,158)	(61,394)
Gains (losses) from bifurcated options	514	635	(41)
Net realized investment gains (losses)	$6,440	$34,145	$(21,970)
Gross realized investment gains reclassified from accumulated other comprehensive income	$5,926	$33,510	$(21,929)
Proceeds from sales or other redemptions	$592,968	$1,543,976	$1,592,687
Other-Than-Temporary Impairment. We conduct a review each quarter to identify and evaluate impaired investments that have indications of possible other-than-temporary impairment (OTTI). An investment in a debt or equity security is impaired if its fair value falls below its cost. Factors considered in determining whether an unrealized loss is temporary include the length of time and extent to which fair value has been below cost, the financial condition and near-term prospects for the issue, and our ability and intent to hold the investment for a period of time sufficient to allow for any anticipated recovery, which may be maturity.
Our review for other-than-temporary impairment generally entails:

•
Analysis of individual investments that have fair values less than a pre-defined percentage of amortized cost, including consideration of the length of time the investment has been in an unrealized loss position;

•	Analysis of corporate fixed-maturity securities by reviewing the issuer’s most recent performance to date, including analyst reviews, analyst outlooks and rating agency information;

•
Analysis of commercial mortgage-backed securities based on an assessment of performance to date, credit enhancement, risk analytics and outlook, underlying collateral, loss projections, rating agency information and available third-party reviews and analytics;

•	Analysis of residential mortgage-backed securities based on loss projections provided by models compared to current credit enhancement levels;

•	Analysis of our other fixed-maturity and equity security investments, as required based on the type of investment; and

•	Analysis of downward credit migrations that occurred during the quarter.
Investments in fixed-maturity and equity securities with a cost basis in excess of their fair values were as follows:

	December 31,
	2011	2010
	(In thousands)
Fixed-maturity and equity security investments with cost basis in excess of fair value	$286,718	$258,947
The following tables summarize, for all securities in an unrealized loss position, the aggregate fair value and the gross unrealized loss by length of time such securities have continuously been in an unrealized loss position:

	December 31, 2011
	Less than 12 months			12 months or longer
	Fair value	Unrealized losses	Number of securities	Fair value	Unrealized losses	Number of securities
	(Dollars in thousands)
Fixed-maturity securities:
U.S. government and agencies	$—	$—	—	$—	$—	—
Foreign government	7,150	(179)	10	—	—	—
States and political subdivisions	—	—	—	—	—	—
Corporates	188,643	(6,979)	185	4,092	(868)	11
Mortgage- and asset-backed securities	49,026	(478)	60	25,280	(2,867)	30
Total fixed-maturity securities	244,819	(7,636)		29,372	(3,735)
Equity securities	850	(306)	78	—	—	—
Total fixed-maturity and equity securities	$245,669	$(7,942)		$29,372	$(3,735)

	December 31, 2010
	Less than 12 months			12 months or longer
	Fair value	Unrealized losses	Number of securities	Fair value	Unrealized losses	Number of securities
	(Dollars in thousands)
Fixed-maturity securities:
U.S. government and agencies	$6,350	$(61)	2	$—	$—	—
Foreign government	2,478	(8)	1	—	—	—
States and political subdivisions	11,015	(293)	29	—	—	—
Corporates	151,291	(2,961)	104	12,690	(845)	14
Mortgage- and asset-backed securities	30,685	(365)	25	37,215	(2,653)	20
Total fixed-maturity securities	201,819	(3,688)		49,905	(3,498)
Equity securities	—	—	—	30	(7)	2
Total fixed-maturity and equity securities	$201,819	$(3,688)		$49,935	$(3,505)
The amortized cost and fair value of available-for-sale fixed-maturity securities in default were as follows:

	December 31, 2011		December 31, 2010
	Amortized cost	Fair value	Amortized cost	Fair value
	(In thousands)
Fixed-maturity securities in default	$3,983	$5,168	$970	$1,558
Impairment charges recognized in earnings on available-for-sale securities were as follows:

	Year ended December 31,
	2011	2010	2009
	(In thousands)
Impairments on fixed-maturity securities in default	$179	$39	$20,275
Impairments on fixed-maturity securities not in default	1,831	11,855	38,765
Impairments on equity securities	5	264	2,354
Total impairment charges	$2,015	$12,158	$61,394
The fixed-maturity and equity securities noted above were considered to be other-than-temporarily impaired due to adverse credit events, such as news of an impending filing for bankruptcy; analyses of the issuer’s most recent financial statements or other information in which liquidity deficiencies, significant losses and large declines in capitalization were evident; and analyses of rating agency information for issuances with severe ratings downgrades that indicated a significant increase in the possibility of default. During 2011, we recognized impairment charges primarily as a result of further declines in the fair value of previously impaired corporate and mortgage-backed securities. During 2010 and 2009, we recognized impairments primarily as a result of our intent to sell certain corporate and mortgage-backed securities in anticipation of the reinsurance and reorganization transactions.
As of December 31, 2011, the unrealized losses on our invested asset portfolio were largely caused by interest rate sensitivity and changes in credit spreads. We believe that fluctuations caused by interest rate movement have little bearing on the recoverability of our investment. Because the decline in fair value is attributable to changes in interest rates and not credit quality, and because we have the ability to hold these investments until a market price recovery or maturity as well as no present intention to dispose of them, we do not consider these investments to be other-than-temporarily impaired.
Net impairment losses recognized in earnings were as follows:

	Year ended December 31,
	2011	2010	2009
	(In thousands)
Impairment losses related to securities which the Company does not intend to sell or is more-likely-than-not that it will not be required to sell:
Total OTTI losses recognized	$1,109	$1,402	$34,616
Less portion of OTTI loss recognized in accumulated other comprehensive income (loss)	(183)	(553)	(13,573)
Net impairment losses recognized in earnings for securities that the Company does not intend to sell or is more-likely-than-not that it will not be required to sell before recovery	926	849	21,043
OTTI losses recognized in earnings for securities that the Company intends to sell or more-likely-than-not will be required to sell before recovery	1,089	11,309	40,351
Net impairment losses recognized in earnings	$2,015	$12,158	$61,394
The roll-forward of the credit-related losses recognized in income for all fixed-maturity securities still held follows.

	Year ended December 31,
	2011	2010
	(In thousands)
Cumulative OTTI credit losses recognized for securities still held, beginning of period	$41,129	$98,528
Additions for OTTI securities where no credit losses were recognized prior to the beginning of the period	830	9,842
Additions for OTTI securities where credit losses have been recognized prior to the beginning of the period	1,180	2,052
Reductions due to sales, maturities or calls of credit impaired securities	(9,067)	(69,293)
Cumulative OTTI credit losses recognized for securities still held, end of period	$34,072	$41,129
Derivatives. We use foreign currency swaps to reduce our foreign exchange risk due to direct investment in foreign currency-denominated debt securities. The aggregate notional balance and fair value of these currency swaps follow.

	December 31,
	2011	2010
	(In thousands)
Aggregate notional balance of currency swaps	$5,878	$5,878
Aggregate fair value of currency swaps	(2,032)	(2,228)
The change in fair value of these currency swaps is reflected in other comprehensive income as they effectively hedge the variability in cash flows from these foreign currency-denominated debt securities.
The embedded conversion options associated with fixed-maturity securities are bifurcated from the fixed-maturity security host contracts and separately recognized as equity securities. The change in fair value of these bifurcated conversion options is reflected in realized investment gains, including OTTI losses. The fair value of these bifurcated options follows.

	December 31,
	2011	2010
	(In thousands)
Aggregate fair value of embedded conversion options	$8,583	$3,269
We have a deferred loss related to closed forward contracts that were used to mitigate our exposure to foreign currency exchange rates that resulted from the net investment in our Canadian operations.
The amount of deferred loss included in accumulated other comprehensive income was as follows:

	December 31,
	2011	2010
	(In thousands)
Deferred loss related to closed forward contracts	$26,385	$26,385
While we have no current intention to do so, these deferred losses will not be recognized until such time as we sell or substantially liquidate our Canadian operations